Consolidated Statements of Cash Flows - USD ($) $ in Thousands	1 Months Ended	3 Months Ended									6 Months Ended			9 Months Ended				12 Months Ended
	Jul. 31, 2020	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	Feb. 28, 2022	[1]	Nov. 30, 2021 [1]	Aug. 31, 2021 [1]	Feb. 28, 2021	Nov. 30, 2020	Nov. 30, 2021		Nov. 30, 2020	Feb. 28, 2023	Feb. 28, 2022	[1]	Feb. 28, 2021	May 31, 2022		May 31, 2021		May 31, 2020
Cash flows from operating activities:
Net loss		$ (13,702)	$ (26,495)	$ (20,991)	$ (41,285)	[2]	$ (40,077)	$ (45,337)	$ (37,581)	$ (37,980)	$ (85,414)		$ (68,812)	$ (61,188)	$ (126,699)	[2]	$ (106,393)	$ (210,820)		$ (176,465)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation		12			129									165	657			781		1,797
Amortization of debt issuance costs		17			19									51	70			87		65
Amortization of discount on convertible notes		565			637									1,721	2,382			2,958		3,591
Warrants issued for legal settlement															1,744			3,663
Loss on derivatives														8,756
Finance charges related to warrant issuance for surety bond backstop agreement																		6,585
Loss on induced conversion		2,018	$ 638		12,066		$ 6,785	18,530						2,656	37,381			37,381		39,131
Inducement interest expense and non-cash finance charges														4,885	14,270			6,691		13,922
Inventory charge				2,700	5,559									20,633	8,916			73,490		5,027
Stock-based compensation	$ 1,600													3,557	4,219			6,239		10,429
Intangible asset impairment charge									$ 10,000									0		10,049		$ 0
Changes in operating assets and liabilities:
Decrease (increase) in inventories																		2,060		(79,359)
(Increase) decrease in prepaid expenses and other assets														624	(3,264)			(4,125)		1,228
Decrease in accounts payable and accrued expenses														(3,558)	(11,355)			(2,713)		53,012
Net cash used in operating activities														(21,698)	(71,679)			(77,723)		(117,573)
Cash flows from investing activities:
Furniture and equipment purchases															(30)					(122)
Net cash used in investing activities															(30)					(122)
Cash flows from financing activities:
Proceeds from warrant transactions, net of offering costs														2,815	5,390			5,390		17,060
Proceeds from sale of common stock and warrants, net of issuance costs														24,601	33,313			41,195		1,000
Proceeds from warrant exercises														264	1,036			1,036		19,428
Payment on convertible notes																				(950)
Release of restricted cash held in trust for warrant tender offer																				(10)
Proceeds held in escrow														897
Proceeds from stock option exercises															390			390		1,839
Payment of payroll withholdings related to tender of common stock for income tax withholding																				(778)
Proceeds from convertible notes payable, net																				100,000
Dividend declared and paid on Series B Preferred Stock																				(243)
Net cash provided by financing activities														28,577	40,129			48,011		137,346
Net change in cash and restricted cash														6,879	(31,580)			(29,712)		19,651
Cash at beginning of period				$ 4,231				$ 33,943			$ 33,943	[1]	$ 14,292	4,231	33,943		$ 14,292	33,943	[1]	14,292
Cash and restricted cash at end of period		11,110			2,363									11,110	2,363			4,231		33,943	[1]	14,292
Cash and restricted cash consisted of the following:
Cash		5,112			1,363									5,112	1,363			4,231		33,943
Restricted cash		5,998			1,000									5,998	1,000
Total cash and restricted cash		11,110			$ 2,363									11,110	2,363			4,231		33,943	[1]	$ 14,292
Supplemental disclosure:
Cash paid for interest															63			63		147
Non-cash investing and financing transactions:
Derivative liability associated with warrants														8,756
Issuance of common stock for principal and interest of convertible notes														2,000	31,001			31,000		57,807
Accrued dividends on Series C and D convertible preferred stock														1,117	988			1,636		1,666
Dividend paid in common stock on Series B and C convertible preferred stock conversions														159	260
Warrants Issued To Placement Agent Recorded In Additional Paid In Capital														7,380	1,293
Warrants Issued For Surety Bond Backstop Agreement														4,885	$ 6,585
Cashless exercise of warrants																		$ 1		$ 11
Deemed dividend due to equity modifications, recorded in additional paid-in capital		$ 5,417												$ 5,417

[1]	See Note 2, Summary of Significant Accounting Policies—Revision and Restatement of Financial Statements.
[2]	See Note 2, Summary of Significant Accounting Policies